SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2014
Supplemental Information Related to Consolidated Statements of Cash Flows

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Cash paid during the year:
Interest	¥1,741	¥1,433	¥2,009
Income taxes	34,889	26,112	36,617
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥804	¥1,547	¥489
Acquisitions of businesses:
Fair value of assets acquired	¥85,003	¥27,329	¥31,498
Fair value of liabilities assumed	(45,621)	(4,793)	(11,803)
Cash acquired	(3,928)	(4,003)	(3,720)

Total	¥35,454	¥18,533	¥15,975